COMMITMENTS (Details) - USD ($)	Feb. 13, 2020	Sep. 30, 2020	Jul. 31, 2020	Dec. 31, 2019
Deferred Underwriting Fees Payable Per Unit		$ 0.35		$ 0.35
Deferred Underwriting Fees Payable		$ 38,500,000		$ 35,000,000
Deferred Underwriting Discount Shares	$ 17,990,000
Deferred Underwriting Upfront Payment	$ 3,598,000
Debt Issuance Costs, Net		$ 0		$ 284,930
Conversion price		$ 1.00		$ 1.00
Subscription Agreements | Convertible Notes
Debt Instrument, Face Amount			$ 1,300,000,000
Subscription Agreements | Convertible Notes | Minimum
Interest rate			6.00%
Subscription Agreements | Convertible Notes | Maximum
Interest rate			7.00%
Class A common stock
Par value per share		$ 0.0001		$ 0.0001
Class A common stock | Subscription Agreements
Strike price of warrants			$ 12.50